New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2022
Disclosure Of Expected Impact Of Initial Application Of New Standards Or Interpretations Text Block Abstract
New standards and interpretations not yet adopted
3	New standards and interpretations not yet adopted

In January 2020, the IASB issued amendments to Presentation of financial statements (“IAS 1”) to provide a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date. The amendments to IAS 1 are effective for annual reporting periods beginning on or after January 1, 2024. The Corporation has evaluated the impact of this amendment on its consolidated financial statements and it does not expect a material impact on the consolidated financial statements.

The IASB issued amendments to IAS 12, “Income Taxes”, on May 7, 2021. The amendments require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Corporation has assessed the impact of amendments to IAS 12 and there will be no impact on the consolidated financial statements of the Corporation as a result of the adoption of this standard.

There are no other standards, interpretations or amendments to existing standards that are not yet effective that are expected to have a material impact on the consolidated financial statements of the Corporation.